Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash Flows From Operating Activities
Net income	$ 8,554	$ 6,465	$ 6,610
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of premises and equipment	594	635	627
Net amortization (accretion) of deferred fees and costs, premiums and discounts	613	105	(18)
Provision for loan losses	717	777	762
Net loss on disposal of premises and equipment			3
Realized gain on sale of securities available for sale	(102)	(295)	(647)
Realized gain on sale of securities held to maturity	(1,903)	(271)
Loss on extinguishment of debt			527
Loss on write-down of land held for sale			99
Loss on write-down of real estate owned		11	46
Loss (gain) on sale of real estate owned	7	(75)	1
Decrease (increase) in interest receivable	7	(104)	750
Deferred income tax expense (benefit)	226	(433)	119
Decrease (increase) in other assets	969	(546)	734
(Decrease) increase in accrued interest payable	(24)	92	(115)
Increase (decrease) in other liabilities	165	434	(328)
Income from bank owned life insurance	(2,088)	(1,038)	(922)
ESOP shares committed to be released	1,608	912	782
Restricted stock expense	52	61	62
Stock option expense	20	44	76
Increase in deferred compensation obligation under Rabbi Trust	194	54	19
Net Cash Provided by Operating Activities	9,609	6,828	9,187
Proceeds from calls, maturities and repayments of:
Securities available for sale	1,607	6,902	60,533
Securities held to maturity	98,129	99,852	229,071
Proceeds from sale of securities available for sale	1,022	4,659	8,827
Proceeds from sale of securities held to maturity	23,287	5,579
Proceeds from sale of real estate owned	117	645	92
Redemptions of Federal Home Loan Bank of New York stock	1,976	58	2,130
Purchases of:
Securities available for sale	(17,231)		(15,000)
Securities held to maturity	(101,651)	(64,341)	(184,835)
Loans receivable	(49,952)	(77,989)	(48,600)
Bank owned life insurance	(12,500)	(5,500)	(7,000)
Premises and equipment	(305)	(191)	(396)
Federal Home Loan Bank of New York stock	(128)	(4,050)	(900)
Net (increase) decrease in loans receivable	(7,784)	(50,788)	27,762
Net Cash (Used in) Provided by Investing Activities	(63,413)	(85,164)	71,684
Cash Flows From Financing Activities
Net (decrease) increase in deposits	(64,436)	220	(62,583)
Net (decrease) increase in short-term advances from Federal Home Loan Bank of New York	(30,000)	30,000
Proceeds from long-term advances from Federal Home Loan Bank of New York		60,000	5,000
Payments on long-term advances from Federal Home Loan Bank of New York	(5,000)		(31,706)
Stock subscription deposits received		154,345
Net increase (decrease) in payments by borrowers for taxes and insurance	710	1,056	(68)
Net proceeds from stock offering	8,867
Repurchase restricted stock award	(11)
Exercise of stock options	7,672	3,705	299
Dividends paid	(7,632)	(4,647)	(6,153)
Purchase of treasury stock		(15)	(27)
Income tax benefit from stock based compensation	361	357	6
Net Cash (Used in) Provided by Financing Activities	(89,469)	245,021	(95,232)
Net (Decrease) Increase in Cash and Cash Equivalents	(143,273)	166,685	(14,361)
Cash and Cash Equivalents - Beginning	192,581	25,896	40,257
Cash and Cash Equivalents - Ending	49,308	192,581	25,896
Cash paid during the period for:
Interest on deposits and borrowings	9,058	9,769	11,952
Income taxes paid	3,224	3,144	3,995
Non cash activities:
Transfer from loans receivable to real estate owned	124	366	215
Amount (settled with) due brokers for security purchases		(3,050)	3,050
Issuance of common stock funded by stock subscriptions received prior to April 1, 2014	$ 154,345